RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)		12 Months Ended
	Aug. 22, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due from Related Parties		$ 47,623
Proceeds from Related Party Debt		60,000	$ 14,000
Convertible Debt, Noncurrent		$ 415,000
Warrants And SPA Agreements [Member]
Related Party Transaction [Line Items]
Percentage of Weighted Average Cost Inventory		25.00%
Evergreen Venture Capita LLC [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt	$ 2,650
Debt Instrument, Term	18 months
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Debt Conversion, Converted Instrument, Type	the investor can convert the note into shares of common stock at 35% discount to the highest daily trading price over the 10 days’ preceding conversion but in any event not less than $0.10 per share.
Notes Payable, Related Parties		$ 25,000
Convertible Debt, Noncurrent		31,958
Director [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		$ 136,936
Related Party Transaction, Rate		3.40%